JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-44.11%
	Basic Materials-1.25%
36,770	Avery Dennison Corp.	$4,175,969
41,145	Celanese Corp.	5,031,622
122,865	Cleveland-Cliffs, Inc.	887,085
37,160	International Paper Co.	1,554,031
7,335	Universal Forest Products, Inc.	292,520
		11,941,227

	Consumer, Cyclical-7.86%
17,295	Asbury Automotive Group, Inc.*	1,769,797
131,320	Best Buy Co., Inc.	9,059,767
73,100	Bloomin' Brands, Inc.	1,383,783
11,930	BMC Stock Holdings, Inc.*	312,327
5,015	Brinker International, Inc.	213,990
67,710	Delta Air Lines, Inc.	3,900,096
69,010	General Motors Co.	2,586,495
16,930	Home Depot, Inc.	3,928,099
51,275	Insight Enterprises, Inc.*	2,855,505
9,335	KB Home	317,390
10,870	Knoll, Inc.	275,554
64,755	McDonald's Corp.	13,903,546
2,925	Omnicom Group, Inc.	229,027
5,195	Penske Automotive Group, Inc.	245,620
27,632	PulteGroup, Inc.	1,009,950
6,195	SPX Corp.*	247,862
37,540	Target Corp.	4,013,401
13,055	Taylor Morrison Home Corp., Class A*	338,647
21,815	United Airlines Holdings, Inc.*	1,928,664
150,285	Walmart, Inc.	17,835,824
61,135	Walt Disney Co.	7,967,113
1,550	Whirlpool Corp.	245,458
6,920	Winnebago Industries, Inc.	265,382
		74,833,297

	Consumer, Non-cyclical-7.57%
27,145	Anthem, Inc.	6,517,514
9,575	Cardinal Health, Inc.	451,844
33,955	Eli Lilly & Co.	3,797,188
17,460	FTI Consulting, Inc.*	1,850,585
19,900	Helen of Troy, Ltd.*	3,137,434
58,170	Johnson & Johnson	7,526,035
85,000	Kraft Heinz Co.	2,374,475
122,105	Kroger Co.	3,147,867
40,200	Medtronic PLC	4,366,524
85,735	Molson Coors Brewing Co., Class B	4,929,762
36,800	National HealthCare Corp.	3,012,080
340,000	Pfizer, Inc.	12,216,200
61,000	Procter & Gamble Co.	7,587,180
101,975	Tyson Foods, Inc., Class A	8,784,127
11,280	UnitedHealth Group, Inc.	2,451,370
		72,150,185

	Energy-2.73%
69,185	Chevron Corp.	8,205,341
61,725	ConocoPhillips	3,517,090
93,710	Exxon Mobil Corp.	6,616,863
4,485	HollyFrontier Corp.	240,575

Shares or Principal Amount		Value
	Energy (continued)
47,845	Phillips 66	$4,899,328
30,780	Valero Energy Corp.	2,623,687
		26,102,884

	Financial-7.59%
53,625	Aaron's, Inc.	3,445,942
129,135	Aflac, Inc.	6,756,343
6,175	Air Lease Corp.	258,238
11,355	Aircastle, Ltd.	254,693
60,295	Allstate Corp.	6,552,861
8,430	Ally Financial, Inc.	279,539
43,812	American Financial Group, Inc.	4,725,124
50,605	Capital One Financial Corp.	4,604,043
18,850	CBRE Group, Inc., Class A*	999,238
6,870	Encore Capital Group, Inc.*	228,943
157,445	Fifth Third Bancorp	4,310,844
4,350	First American Financial Corp.	256,693
6,095	Goldman Sachs Group, Inc.	1,263,067
4,550	Hartford Financial Services Group, Inc.	275,775
138,070	JPMorgan Chase & Co.	16,249,458
3,790	McGrath RentCorp	263,746
42,630	Nelnet, Inc., Class A	2,711,268
23,105	PNC Financial Services Group, Inc.	3,238,397
14,000	Public Storage, REIT	3,433,780
65,867	Real Estate Select Sector SPDR Fund	2,591,208
4,085	Stifel Financial Corp.	234,397
30,700	Travelers Cos., Inc.	4,564,783
160,065	Unum Group	4,757,132
4,115	Walker & Dunlop, Inc.	230,152
		72,485,664

	Industrial-1.80%
24,852	Caterpillar, Inc.	3,139,056
1	Delphi Technologies PLC	13
37,300	Eaton Corp. PLC	3,101,495
2,930	Expeditors International of Washington, Inc.	217,670
5,570	Gibraltar Industries, Inc.*	255,886
53,020	Magna International, Inc.	2,827,557
26,943	MasTec, Inc.*	1,749,409
10,390	Meritor, Inc.*	192,215
2,790	Oshkosh Corp.	211,482
26,200	Owens-Illinois, Inc.	269,074
1,255	Parker-Hannifin Corp.	226,666
2,505	Reliance Steel & Aluminum Co.	249,648
32,334	Republic Services, Inc.	2,798,508
3,565	Saia, Inc.*	334,041
10,710	United Rentals, Inc.*	1,334,894
6,450	Werner Enterprises, Inc.	227,685
		17,135,299

	Technology-10.19%
21,160	Amgen, Inc.	4,094,672
72,010	Apple, Inc.	16,128,080
68,115	Arrow Electronics, Inc.*	5,080,017
15,165	Avnet, Inc.	674,615
17,100	Cabot Microelectronics Corp.	2,414,691
191,810	Cisco Systems, Inc.	9,477,332
82,090	Corning, Inc.	2,341,207
26,400	Crown Castle International Corp., REIT	3,669,864
52,385	Deluxe Corp.	2,575,247
5,890	Diodes, Inc.*	236,483
19,786	Incyte Corp.*	1,468,715

Shares or Principal Amount		Value
	Technology (continued)
6,461	Integer Holdings Corp.*	$488,193
189,220	Intel Corp.	9,750,507
20,119	International Business Machines Corp.	2,925,705
23,610	KEMET Corp.	429,230
11,652	Leidos Holdings, Inc.	1,000,674
13,800	Lockheed Martin Corp.	5,382,828
5,645	Micron Technology, Inc.*	241,888
121,325	Microsoft Corp.	16,867,815
32,890	Motorola Solutions, Inc.	5,604,785
11,965	Northrop Grumman Corp.	4,484,362
9,905	ON Semiconductor Corp.*	190,275
5,765	PC Connection, Inc.	224,258
7,395	Sanmina Corp.*	237,453
2,340	SYNNEX Corp.	264,186
10,320	Triumph Group, Inc.	236,122
16,380	Western Digital Corp.	976,903
		97,466,107

	Utilities-5.12%
41,003	American Electric Power Co., Inc.	3,841,571
95,163	AT&T, Inc.	3,600,968
187,020	CenterPoint Energy, Inc.	5,644,264
63,710	Entergy Corp.	7,477,006
143,770	Exelon Corp.	6,945,529
40,233	FirstEnergy Corp.	1,940,438
82,523	NRG Energy, Inc.	3,267,911
32,616	PNM Resources, Inc.	1,698,641
240,055	Verizon Communications, Inc.	14,489,720
		48,906,048

TOTAL COMMON STOCKS
(Cost $338,473,890)		421,020,711

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.44%
300,686	iShares® Gold Trust ETF*	4,239,672

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,716,787)		4,239,672

Shares or Principal Amount		Value
CORPORATE BONDS-8.42%
	Consumer, Cyclical-1.46%
$5,000,000	eBay, Inc., 2.600%, 7/15/22	5,038,996
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,146,965
785,000	McDonald's Corp., 5.700%, 2/1/39	1,020,555
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,666,028
		13,872,544
	Consumer, Non-cyclical-0.52%
3,000,000	Hershey Co., 4.125%, 12/1/20	3,067,425
1,950,000	Keurig Dr Pepper, Inc., 2.530%, 11/15/21	1,956,964
		5,024,389
	Energy-1.05%
10,000,000	Equinor ASA, 2.250%, 11/8/19	10,000,068

	Financial-1.82%
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,352,650
4,000,000	JPMorgan Chase & Co., 2.750%, 6/23/20	4,017,728
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	5,022,944
		17,393,322

Shares or Principal Amount		Value
	Industrial-0.55%
$1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	$1,667,609
1,000,000	General Electric Co., 2.700%, 10/9/22	1,002,589
2,000,000	General Electric Co., 6.875%, 1/10/39	2,647,141
		5,317,339
	Technology-3.02%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,413,969
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,006,350
5,000,000	Intel Corp., 3.300%, 10/1/21	5,146,260
5,000,000	Intel Corp., 2.875%, 5/11/24	5,196,238
3,700,000	Microsoft Corp., 5.200%, 6/1/39	5,030,829
		28,793,646
TOTAL CORPORATE BONDS
(Cost $76,195,830)		80,401,308

Shares or Principal Amount		Value
MUNICIPAL BONDS-3.15%
	Hawaii-1.05%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,990,270

	Ohio-2.08%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,751,278
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,345,150
5,000,000	5.500%, 1/1/51	5,419,550
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,297,280
		19,813,258
	Texas-0.02%
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	238,208

TOTAL MUNICIPAL BONDS
(Cost $28,288,327)		30,041,736

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-10.31%
	Federal Agricultural Mortgage Corp.-1.69%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	9,984,079
6,177,000	3.150%, 11/9/27	6,183,377
		16,167,456
	Federal Farm Credit Banks Funding Corp.-0.75%
1,000,000	2.400%, 6/19/23	1,002,966
5,725,000	2.750%, 11/6/26	6,098,545
		7,101,511
	Federal Home Loan Banks-5.34%
5,000,000	1.600%, 10/22/20	4,978,410
10,000,000	2.875%, 6/13/25	10,642,649
10,000,000	2.620%, 4/28/26	10,000,321
5,000,000	2.420%, 9/17/27	5,003,429
1,000,000	2.500%, 9/11/29	1,000,930
14,000,000	2.000%, 6/30/31(b)	14,000,602
5,000,000	4.080%, 5/25/33	5,322,831
		50,949,172
	Federal Home Loan Mortgage Corp.-1.05%
10,000,000	1.800%, 4/13/20	9,999,985

Shares or Principal Amount		Value
	Tennessee Valley Authority-1.48%
$10,000,000	5.250%, 9/15/39	$14,163,443

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $96,164,249)		98,381,567

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.15%
	Fannie Mae Pool-2.67%
7,954,724	3.500%, 9/1/33	8,278,538
17,479,581	2.500%, 1/1/57	17,244,521
		25,523,059
	Fannie Mae REMICS-0.48%
4,359,609	3.500%, 5/25/47	4,538,410

TOTAL MORTGAGE BACKED SECURITIES
(Cost $29,338,310)		30,061,469

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-28.71%
	U.S. Treasury Bonds-13.91%
$10,000,000	2.625%, 11/15/20	10,089,063
25,000,000	2.000%, 8/15/25	25,556,641
55,000,000	2.750%, 2/15/28	59,722,266
5,000,000	2.625%, 2/15/29	5,412,891
5,000,000	1.625%, 8/15/29	4,978,320
17,500,000	3.000%, 8/15/48	20,827,734
6,000,000	2.250%, 8/15/49	6,176,953
		132,763,868
	U.S. Treasury Notes-12.62%
60,000,000	1.000%, 11/30/19	59,896,392
15,000,000	3.500%, 5/15/20	15,151,172
45,000,000	2.375%, 4/15/21	45,425,390
		120,472,954
	United States Treasury Inflation Indexed Bonds-2.18%
20,657,400	0.625%, 4/15/23	20,832,021

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $262,682,466)		274,068,843

Shares or Principal Amount			Value
FOREIGN BONDS-0.77%
		Singapore Government Bond-0.77%
SGD	10,000,000	2.250%, 6/1/21	7,308,394

TOTAL FOREIGN BONDS
(Cost $7,486,124)			7,308,394

	Shares or Principal Amount	Value
	SHORT TERM INVESTMENTS-0.69%
	Mutual Fund-0.69%
6,570,945	First American Treasury Obligations Fund, Class X, 7-Day Yield 1.869%	6,570,945

	TOTAL SHORT TERM INVESTMENTS
	(Cost $6,570,945)	6,570,945

	TOTAL INVESTMENT SECURITIES-99.75%
	(Cost $848,916,928)	952,094,645
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.25%	2,385,980
	NET ASSETS-100.00%	$954,480,625

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of September 30, 2019.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS-97.33%
	Basic Materials-5.03%
18,605	Boise Cascade Co.	$606,337
87,515	Cleveland-Cliffs, Inc.	631,858
37,790	Mercer International, Inc.	473,887
13,820	Schnitzer Steel Industries, Inc., Class A	285,521
		1,997,603

	Consumer, Cyclical-20.16%
19,190	AMC Networks, Inc., Class A*	943,381
38,160	Bloomin' Brands, Inc.	722,369
26,220	Brinker International, Inc.	1,118,807
7,120	Deckers Outdoor Corp.*	1,049,203
32,300	Gray Television, Inc.*	527,136
19,890	Insight Enterprises, Inc.*	1,107,674
33,203	MDC Holdings, Inc.	1,431,049
9,680	Patrick Industries, Inc.*	415,078
12,000	SkyWest, Inc.	688,800
		8,003,497

	Consumer, Non-cyclical-13.32%
8,000	FTI Consulting, Inc.*	847,920
21,275	Ingles Markets, Inc., Class A	826,747
13,050	National HealthCare Corp.	1,068,143
31,865	Tivity Health, Inc.*	529,915
11,640	TriNet Group, Inc.*	723,892
27,620	Village Super Market, Inc., Class A	730,549
14,790	Weis Markets, Inc.	564,091
		5,291,257

	Energy-0.40%
61,530	Denbury Resources, Inc.*	73,221
32,335	Gulfport Energy Corp.*	87,628
		160,849

	Financial-21.18%
20,080	Aaron's, Inc.	1,290,341
30,680	American Equity Investment Life Holding Co.	742,456
77,700	First BanCorp	775,446
202,000	Genworth Financial, Inc., Class A*	888,800
43,000	Ladder Capital Corp., REIT	742,610
7,395	LGI Homes, Inc.*	616,151
14,775	Piper Jaffray Cos.	1,115,217
14,380	Stifel Financial Corp.	825,124
26,990	TPG Specialty Lending, Inc.	566,250
40,100	Xenia Hotels & Resorts, Inc., REIT	846,912
		8,409,307

	Industrial-8.16%
18,955	Encore Wire Corp.	1,066,787
12,140	Generac Holdings, Inc.*	951,048
47,755	Milacron Holdings Corp.*	796,076
36,910	Modine Manufacturing Co.*	419,667
		3,233,578

	Technology-20.74%
32,445	Blucora, Inc.*	702,110

Shares		Value
	Technology (continued)
2,000	Cabot Microelectronics Corp.	$282,420
27,683	Deluxe Corp.	1,360,896
78,260	Innoviva, Inc.*	824,860
12,790	Integer Holdings Corp.*	966,412
42,090	KEMET Corp.	765,196
32,945	Nova Measuring Instruments, Ltd.*	1,046,663
19,000	Sykes Enterprises, Inc.*	582,160
9,550	SYNNEX Corp.	1,078,195
36,510	Vishay Intertechnology, Inc.	618,114
		8,227,026

	Utilities-8.34%
9,300	IDACORP, Inc.	1,047,831
22,940	PNM Resources, Inc.	1,194,715
18,910	Portland General Electric Co.	1,065,957
		3,308,503

TOTAL COMMON STOCKS
(Cost $34,897,890)		38,631,620

	Shares	Value
	SHORT TERM INVESTMENTS-2.71%
	Mutual Fund-2.71%
1,076,289	First American Treasury Obligations Fund, Class X, 7-Day Yield 1.869%	1,076,289

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,076,289)	1,076,289

	TOTAL INVESTMENT SECURITIES-100.04%
	(Cost $35,974,179)	39,707,909
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.04)%	(15,121)
	NET ASSETS-100.00%	$39,692,788

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-96.11%
	Basic Materials-3.34%
41,440	Mercer International, Inc.	$519,658
16,645	Schnitzer Steel Industries, Inc., Class A	343,886
		863,544

	Consumer, Cyclical-19.82%
34,280	Century Communities, Inc.*	1,049,996
22,875	Haverty Furniture Cos., Inc.	463,676
29,210	M/I Homes, Inc.*	1,099,756
22,811	Patrick Industries, Inc.*	978,136
31,220	Stoneridge, Inc.*	966,883
60,375	Tilly's, Inc., Class A	569,940
		5,128,387

	Consumer, Non-cyclical-16.44%
23,615	Heidrick & Struggles International, Inc.	644,689
12,740	Ingles Markets, Inc., Class A	495,076
10,017	John B Sanfilippo & Son, Inc.	967,642
30,635	Lantheus Holdings, Inc.*	767,866
18,450	PetIQ, Inc.*	502,947
25,325	TrueBlue, Inc.*	534,358
12,940	Village Super Market, Inc., Class A	342,263
		4,254,841

	Energy-4.10%
223,430	Denbury Resources, Inc.*	265,882
181,515	W&T Offshore, Inc.*	793,221
		1,059,103

	Financial-28.79%
52,800	Ares Commercial Real Estate Corp., REIT	804,144
44,835	Enova International, Inc.*	930,326
67,725	EZCORP, Inc., Class A*	437,165
8,595	Federal Agricultural Mortgage Corp., Class C	701,868
14,305	LGI Homes, Inc.*	1,191,893
56,010	OFG Bancorp	1,226,619
9,990	Piper Jaffray Cos.	754,045
17,865	SP Plus Corp.*	661,005
24,615	Universal Insurance Holdings, Inc.	738,204
		7,445,269

	Industrial-12.85%
12,020	ArcBest Corp.	366,009
8,215	Argan, Inc.	322,767
25,740	CAI International, Inc.*	560,360
9,410	Encore Wire Corp.	529,595
7,105	NACCO Industries, Inc., Class A	454,081

Shares or Principal Amount		Value
	Industrial (continued)
26,745	Vectrus, Inc.*	$1,087,184
		3,319,996

	Technology-10.77%
94,290	ACCO Brands Corp.	930,642
21,405	Nova Measuring Instruments, Ltd.*	680,037
30,213	PC Connection, Inc.	1,175,286
		2,785,965
TOTAL COMMON STOCKS
(Cost $20,332,197)		24,857,105

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-1.93%
	U.S. Treasury Notes-1.93%
$500,000	1.000%, 11/30/19	499,136

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $498,887)		499,136

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-5.55%
	Mutual Fund-5.55%
1,436,484	First American Treasury Obligations Fund, Class X, 7-Day Yield 1.869%	1,436,484

TOTAL SHORT TERM INVESTMENTS
(Cost $1,436,484)		1,436,484

TOTAL INVESTMENT SECURITIES-103.59%
(Cost $22,267,568)		26,792,725
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(3.59)%		(927,970)
NET ASSETS-100.00%		$25,864,755

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-70.66%
	Basic Materials-6.27%
2,675	Celanese Corp.	$327,126
27,300	Cleveland-Cliffs, Inc.	197,106
2,975	Eastman Chemical Co.	219,644
8,675	Goodyear Tire & Rubber Co.	124,963
2,375	International Paper Co.	99,322
6,025	Newmont Mining Corp.	228,468
5,225	Nucor Corp.	266,005
		1,462,634

	Consumer, Cyclical-12.14%
3,950	Asbury Automotive Group, Inc.*	404,203
3,300	Best Buy Co., Inc.	227,667
3,600	CVS Health Corp.	227,052
1,625	Deckers Outdoor Corp.*	239,460
3,650	Delta Air Lines, Inc.	210,240
7,425	General Motors Co.	278,289
5,250	Lennar Corp., Class A	293,213
3,125	SkyWest, Inc.	179,375
2,250	Target Corp.	240,548
7,600	Viacom, Inc., Class B	182,628
2,950	Walmart, Inc.	350,106
		2,832,781

	Consumer, Non-cyclical-9.76%
775	Anthem, Inc.	186,077
2,700	FTI Consulting, Inc.*	286,173
800	Humana, Inc.	204,536
9,300	Kroger Co.	239,754
3,125	Medtronic PLC	339,438
2,675	Merck & Co., Inc.	225,182
2,750	National HealthCare Corp.	225,088
2,800	Procter & Gamble Co.	348,264
2,550	Tyson Foods, Inc., Class A	219,657
		2,274,169

	Energy-5.11%
1,850	Chevron Corp.	219,410
2,700	ConocoPhillips	153,846
3,000	Exxon Mobil Corp.	211,830
2,525	Phillips 66	258,560
1,725	Royal Dutch Shell PLC, Class A, Sponsored ADR	101,516
2,900	Valero Energy Corp.	247,196
		1,192,358

	Financial-11.93%
4,125	Aflac, Inc.	215,820
2,800	Air Lease Corp.	117,096
3,200	Allstate Corp.	347,776
2,200	American Financial Group, Inc.	237,270
2,225	CBRE Group, Inc., Class A*	117,947
17,125	Chimera Investment Corp., REIT	334,965
1,700	Globe Life, Inc.	162,792
1,150	Goldman Sachs Group, Inc.	238,314
2,000	iShares Cohen & Steers Realty Majors Index Fund	240,040
2,100	JPMorgan Chase & Co.	247,149

Shares or Principal Amount		Value
	Financial (continued)
6,150	Ladder Capital Corp., REIT	$106,211
8,500	Regions Financial Corp.	134,470
1,875	Travelers Cos., Inc.	278,794
		2,778,644

	Industrial-4.41%
3,025	AGCO Corp.	228,992
1,650	Lear Corp.	194,535
4,650	Magna International, Inc.	247,985
4,500	TriMas Corp.*	137,925
1,775	United Rentals, Inc.*	221,236
		1,030,673

	Technology-13.79%
1,250	Amgen, Inc.	241,887
1,125	Apple, Inc.	251,966
1,550	Arrow Electronics, Inc.*	115,599
5,000	Cisco Systems, Inc.	247,050
1,375	Incyte Corp.*	102,066
5,875	Intel Corp.	302,739
5,000	KEMET Corp.	90,900
900	Lockheed Martin Corp.	351,054
2,100	Microsoft Corp.	291,963
1,675	Motorola Solutions, Inc.	285,437
725	Northrop Grumman Corp.	271,723
8,300	Sykes Enterprises, Inc.*	254,312
1,650	Visa, Inc., Class A	283,817
2,100	Western Digital Corp.	125,244
		3,215,757

	Utilities-7.25%
8,475	AES Corp.	138,481
2,950	Ameren Corp.	236,147
3,700	American Electric Power Co., Inc.	346,653
6,875	AT&T, Inc.	260,150
3,000	Entergy Corp.	352,080
5,200	FirstEnergy Corp.	250,796
1,750	Verizon Communications, Inc.	105,630
		1,689,937

TOTAL COMMON STOCKS
(Cost $15,427,731)		16,476,953

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.25%
1,400	iShares MSCI Emerging Markets ETF	57,218

TOTAL EXCHANGE TRADED FUNDS
(Cost $61,880)		57,218

Shares or Principal Amount		Value
CORPORATE BONDS-1.50%
	Industrial-0.22%
$50,000	General Electric Co., 2.700%, 10/9/22	50,129

	Technology-1.28%
250,000	International Business Machines Corp., 1.625%, 5/15/20	249,520

Shares or Principal Amount		Value
	Technology (continued)
$50,000	Microsoft Corp., 1.850%, 2/6/20	$49,976
		299,496
TOTAL CORPORATE BONDS
(Cost $348,718)		349,625

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.29%
	Federal Farm Credit Banks-4.29%
$1,000,000	2.370%, 7/3/23	1,000,031

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $1,000,000)		1,000,031

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-19.55%
	U.S. Treasury Bonds-10.94%
$250,000	2.625%, 11/15/20	252,227
1,400,000	2.625%, 2/15/29	1,515,609
600,000	2.750%, 11/15/47	680,133
100,000	2.250%, 8/15/49	102,949
		2,550,918
	U.S. Treasury Notes-7.51%
250,000	1.375%, 12/15/19	249,737
500,000	3.500%, 5/15/20	505,039
1,000,000	1.375%, 9/15/20	996,289
		1,751,065
	United States Treasury Inflation Indexed Bonds-1.10%
256,120	0.625%, 7/15/21	257,088

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $4,387,503)		4,559,071

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-3.61%
	Mutual Fund-1.46%
340,947	First American Treasury Obligations Fund, Class X, 7-Day Yield 1.869%	340,947

	U.S. Treasury Bill-2.15%
500,000	United States Treasury Bill, 2.276%, 10/3/2019(a)	499,954

TOTAL SHORT TERM INVESTMENTS
(Cost $840,883)		840,901

TOTAL INVESTMENT SECURITIES-99.86%
(Cost $22,066,715)		23,283,799
OTHER ASSETS IN EXCESS OF LIABILITIES-0.14%		33,324
NET ASSETS-100.00%		$23,317,123

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2019 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2019 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$421,020,711	$–	$–	$421,020,711
Exchange Traded Funds	4,239,672	–	–	4,239,672
Corporate Bonds	–	80,401,308	–	80,401,308
Municipal Bonds	–	30,041,736	–	30,041,736
U.S. Government Agencies	–	98,381,567	–	98,381,567
Mortgage Backed Securities	–	30,061,469	–	30,061,469
U.S. Treasury Bonds & Notes	274,068,843	–	–	274,068,843
Foreign Bonds	–	7,308,394	–	7,308,394
Short Term Investments	6,570,945	–	–	6,570,945
Total	$705,900,171	$246,194,47	$–	$952,094,645

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$38,631,620	$–	$–	$38,631,620
Short Term Investments	1,076,289	–	–	1,076,289
Total	$39,707,909	$–	$–	$39,707,909

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,857,105	$–	$–	$24,857,105
U.S. Treasury Bonds & Notes	499,136	–	–	499,136
Short Term Investments	1,436,484	–	–	1,436,484
Total	$26,792,725	$–	$–	$26,792,725

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,476,953	$–	$–	$16,476,953
Exchange Traded Funds	57,218	–	–	57,218
Corporate Bonds	–	349,625	–	349,625
U.S. Government Agencies	–	1,000,031	–	1,000,031
U.S. Treasury Bonds & Notes	4,559,071	–	–	4,559,071
Short Term Investments	840,901	–	–	840,901
Total	$21,934,143	$1,349,656	$–	$23,283,799

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2019, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2019 (Unaudited)

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2019, the Funds did not utilize their line of credit. Each Fund’s line of credit agreement expired on July 9, 2019 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$40,000,000	Prime Rate*	July 8, 2020
James Small Cap Fund	$2,000,000	Prime Rate*	July 8, 2020
James Micro Cap Fund	$1,250,000	Prime Rate*	July 8, 2020
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 8, 2020

*	The rate at which the Bank announces its prime lending rate.